Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SHORT TERM INVESTMENT FUND FOR PUERTO RICO RESIDENTS, INC.
Entity Central Index Key	0001847310
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Short Term Investment Fund for Puerto Rico Residents, Inc. - Class A
Shareholder Report [Line Items]
Fund Name	Short Term Investment Fund for Puerto Rico Residents, Inc.
Class Name	Class A
Trading Symbol	PRALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Term Investment Fund for Puerto Rico Residents, Inc. (the “Fund”) for the period from July 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]
What were the Fund costs for last six months?
Annual Fund Operating Expenses
(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$ 51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Net Assets	$ 70,176,312
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 175,145
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$70,176,312

# of Portfolio Holdings	26

Portfolio Turnover Rate	0.00%

Total Advisory Fees Paid	$175,145

Holdings [Text Block]

Top 5 Holdings (% of Net Assets)
Federal Farm Credit Bank Discount Note, 0.00%, due 01/02/26	28.40%

Federal Home Loan Bank Discount Note, 0.00%, due 01/02/26	15.7%

Federal Farm Credit Bank Discount Note, 0.00%, due 01/05/26	7.1%

Federal Home Loan Bank Discount Note, 0.00%, due 01/02/26	4.3%

Federal Home Loan Bank Discount Note, 0.00%, due 01/08/26	4.3%
Fund Holdings Summaries
The Fund’s portfolio consists 100% of high-quality, liquid, short-term U.S. agency discount notes, with maturities of 33 days or less.
The following table shows the ratings of the Fund’s portfolio securities as of December 31, 2025. The ratings used are the highest rating given by one of the three nationally recognized rating agencies, Fitch Ratings (Fitch), Moody’s Investors Service (Moody’s), and S&P Global Ratings (S&P). Ratings are subject to change.

Rating (% of Total Portfolio)	Percent

A-1+	100.00%

Credit Ratings Selection [Text Block]	The ratings used are the highest rating given by one of the three nationally recognized rating agencies, Fitch Ratings (Fitch), Moody’s Investors Service (Moody’s), and S&P Global Ratings (S&P).
Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)
Federal Farm Credit Bank Discount Note, 0.00%, due 01/02/26	28.40%

Federal Home Loan Bank Discount Note, 0.00%, due 01/02/26	15.7%

Federal Farm Credit Bank Discount Note, 0.00%, due 01/05/26	7.1%

Federal Home Loan Bank Discount Note, 0.00%, due 01/02/26	4.3%

Federal Home Loan Bank Discount Note, 0.00%, due 01/08/26	4.3%

Short Term Investment Fund for Puerto Rico Residents, Inc. - Class B
Shareholder Report [Line Items]
Fund Name	Short Term Investment Fund for Puerto Rico Residents, Inc.
Class Name	Class B
Trading Symbol	PRLZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Term Investment Fund for Puerto Rico Residents, Inc. (the “Fund”) for the period from July 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]
What were the Fund costs for last six months?
Annual Fund Operating Expenses
(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class B	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Net Assets	$ 70,176,312
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 175,145
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$70,176,312

# of Portfolio Holdings	26

Portfolio Turnover Rate	0.00%

Total Advisory Fees Paid	$175,145

Holdings [Text Block]

Top 5 Holdings (% of Net Assets )

Federal Farm Credit Bank Discount Note, 0.00%, due 01/02/26	28.40%

Federal Home Loan Bank Discount Note, 0.00%, due 01/02/26	15.7%

Federal Farm Credit Bank Discount Note, 0.00%, due 01/05/26	7.1%

Federal Home Loan Bank Discount Note, 0.00%, due 01/02/26	4.3%

Federal Home Loan Bank Discount Note, 0.00%, due 01/08/26	4.3%
Fund Holdings Summaries
The Fund’s portfolio consists 100% of high-quality, liquid, short-term U.S. agency discount notes, with maturities of 33 days or less.
The following table shows the ratings of the Fund’s portfolio securities as of December 31, 2025. The ratings used are the highest rating given by one of the three nationally recognized rating agencies, Fitch Ratings (Fitch), Moody’s Investors Service (Moody’s), and S&P Global Ratings (S&P). Ratings are subject to change.

Rating (% of Total Portfolio)	Percent

A-1+	100.00%

Credit Ratings Selection [Text Block]	The ratings used are the highest rating given by one of the three nationally recognized rating agencies, Fitch Ratings (Fitch), Moody’s Investors Service (Moody’s), and S&P Global Ratings (S&P).
Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets )

Federal Farm Credit Bank Discount Note, 0.00%, due 01/02/26	28.40%

Federal Home Loan Bank Discount Note, 0.00%, due 01/02/26	15.7%

Federal Farm Credit Bank Discount Note, 0.00%, due 01/05/26	7.1%

Federal Home Loan Bank Discount Note, 0.00%, due 01/02/26	4.3%

Federal Home Loan Bank Discount Note, 0.00%, due 01/08/26	4.3%